Net interest income - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to banks	£ 3,508	£ 4,172	£ 1,208
Loans and advances to customers	23,242	20,419	14,465
Reverse repurchase agreements	2,685	2,044	857
Debt securities	779	559	168
Financial assets held at amortised cost	30,214	27,194	16,698
Financial assets at fair value through other comprehensive income	1,074	857	947
Total interest income	31,288	28,051	17,645
Deposits from banks	(225)	(213)	(148)
Customer deposits	(10,132)	(7,148)	(1,387)
Repurchase agreements at amortised cost	(2,392)	(2,397)	(842)
Debt securities in issue at amortised cost	(5,493)	(4,253)	(1,636)
Lease liabilities	(31)	(30)	(29)
Subordinated liabilities	(738)	(712)	(681)
Total interest expense	(19,011)	(14,753)	(4,723)
Net interest income	12,277	13,298	12,922
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest income	£ 1,104	£ 923	£ 724